STATEMENTS OF CHANGES IN EQUITY - AUD ($) $ in Millions		Parent Entity Total equity attributable to owners of WBC	Parent Entity Share capital	Parent Entity Reserves	Parent Entity Retained profits	Parent Entity	Total equity attributable to owners of WBC Impact from a change in accounting policy	[1]	Total equity attributable to owners of WBC Restated opening balance	Total equity attributable to owners of WBC		Share capital Restated opening balance	Share capital	Reserves Restated opening balance	Reserves	Retained profits Impact from a change in accounting policy	[1]	Retained profits Restated opening balance	Retained profits		NCI Restated opening balance	NCI	Impact from a change in accounting policy	[1]	Restated opening balance	Total
Balance at Sep. 30, 2020							$ (40)		$ 67,983	$ 68,023		$ 39,946	$ 39,946	$ 1,544	$ 1,544	$ (40)		$ 26,493	$ 26,533		$ 51	$ 51	$ (40)		$ 68,034	$ 68,074
Profit after income tax expense										5,458									5,458			5				5,463
Net other comprehensive income/(expense)										713					604				109			(1)				712
Total comprehensive income/(expense)										6,171					604				5,567			4				6,175
Transactions in capacity as equity holders
Dividends on ordinary shares	[2]									(3,247)									(3,247)							(3,247)
Dividend reinvestment plan										401			401													401
Dividend reinvestment plan underwrite										719			719													719
Other equity movements
Share-based payment arrangements										86					86											86
Purchase of shares										(28)			(28)													(28)
Net acquisition of treasury shares										(43)			(43)													(43)
Other										(7)					(7)							2				(5)
Total contributions and distributions										(2,119)			1,049		79				(3,247)			2				(2,117)
Balance at Sep. 30, 2021		$ 62,799	$ 40,937	$ 2,148	$ 19,714					72,035			40,995		2,227				28,813			57				72,092
Profit after income tax expense		12,178			12,178	$ 12,178				5,694									5,694			5				5,699
Net other comprehensive income/(expense)		646		126	520	646				563					37				526							563
Total comprehensive income/(expense)		12,824		126	12,698	12,824				6,257					37				6,220			5				6,262
Transactions in capacity as equity holders
Dividends on ordinary shares		(4,337)			(4,337)					(4,337)	[2]								(4,337)	[2]						(4,337)	[2]
Other equity movements
Off-market share buy-back (net of transaction costs)	[3]	(3,503)	(1,902)		(1,601)					(3,503)			(1,902)						(1,601)							(3,503)
Share-based payment arrangements		87		87		87				87					87											87
Purchase of shares		(33)	(33)							(33)			(33)													(33)
Net acquisition of treasury shares		(49)	(49)							(49)			(49)													(49)
Other		(5)		27	(32)					(5)					27				(32)			(5)				(10)
Total contributions and distributions		(7,840)	(1,984)	114	(5,970)					(7,840)			(1,984)		114				(5,970)			(5)				(7,845)
Balance at Sep. 30, 2022		67,783	38,953	2,388	26,442	67,783				70,452			39,011		2,378				29,063			57				70,509
Profit after income tax expense		6,434			6,434	6,434				7,195									7,195			6				7,201
Net other comprehensive income/(expense)		(950)		(819)	(131)	(950)				(659)					(533)				(126)			2				(657)
Total comprehensive income/(expense)		5,484		(819)	6,303	5,484				6,536					(533)				7,069			8				6,544
Transactions in capacity as equity holders
Dividends on ordinary shares		(4,696)			(4,696)					(4,696)	[2]								(4,696)	[2]						(4,696)	[2]
Dividend reinvestment plan		192	192			192				192			192													192
Other equity movements
Share-based payment arrangements		90		90		90				90					90											90
Purchase of shares		(32)	(32)							(32)			(32)													(32)
Net acquisition of treasury shares		(47)	(47)							(47)			(47)													(47)
Other																						(21)				(21)
Total contributions and distributions		(4,493)	113	90	(4,696)					(4,493)			113		90				(4,696)			(21)				(4,514)
Balance at Sep. 30, 2023		$ 68,774	$ 39,066	$ 1,659	$ 28,049	$ 68,774				$ 72,495			$ 39,124		$ 1,935				$ 31,436			$ 44				$ 72,539

[1]	In 2021, the Group aligned its accounting treatment of costs incurred in configuring or customising Software-as-a-Service (SaaS) arrangements with the treatment outlined in the IFRIC agenda decision released in April 2021. The adjustment to 2021 opening retained earnings reflects the impact of this change in accounting policy on prior years.
[2]	Relates to fully franked dividends at 30%:
- 2023: 2023 interim dividend of 70 cents per share ($2,456 million) and 2022 final dividend of 64 cents per share ($2,240 million);
- 2022: 2022 interim dividend of 61 cents per share ($2,136 million) and 2021 final dividend of 60 cents per share ($2,201 million); and
- 2021: 2021 interim dividend of 58 cents per share ($2,127 million) and 2020 final dividend 31 cents per share ($1,120 million).
[3]	In 2022, the Group completed a $3.5 billion off-market share buy-back of Westpac ordinary shares. Refer to Note 26 for further details.